COMMITMENTS AND CONTINGENCIES - 10-K (Tables)	9 Months Ended
Sep. 30, 2023
Private GRI
Other Commitments [Line Items]
Future Minimum Lease Payments	Future minimum lease payments are due as follows:

December 31, 2022
2023	$63
2024	14
Total	77
Less: Imputed interest	6
Present value of operating lease liabilities	$71